Summary of Significant Accounting Policies - Significant Concentrations (Details) $ in Thousands		12 Months Ended
	Feb. 17, 2014	Mar. 04, 2017 USD ($) derivative	Feb. 27, 2016 USD ($) derivative	Feb. 28, 2015
Derivatives
Number of interest rate swap arrangements or other derivatives held | derivative		0	0
Retail Pharmacy | Pharmacy sales | Customers | Top five third party payors
Significant Concentrations
Percentage of concentration risk		77.10%
Retail Pharmacy | Pharmacy sales | Customers | Largest third party payor | Express Scripts
Significant Concentrations
Percentage of concentration risk			27.10%	29.20%
Retail Pharmacy | Pharmacy sales | Customers | Largest third party payor | Caremark
Significant Concentrations
Percentage of concentration risk		26.00%
Retail Pharmacy | Pharmacy sales | Customers | Medicaid agencies and related managed care Medicaid payors
Significant Concentrations
Percentage of concentration risk		21.10%
Retail Pharmacy | Pharmacy sales | Customers | Largest Medicaid agency
Significant Concentrations
Percentage of concentration risk		2.00%
Retail Pharmacy | Pharmacy sales | Customers | Medicare Part D
Significant Concentrations
Percentage of concentration risk		32.50%
Retail Pharmacy | Purchases | Suppliers | McKesson Corp.
Significant Concentrations
Percentage of concentration risk		98.20%
Period for Purchasing and Delivery Arrangement	5 years
Pharmacy Services | Medicare Part D
Significant Concentrations
Net revenues | $		$ 223,077	$ 162,620
Percentage of revenues		1.00%	0.80%
Pharmacy Services | Medicare Part D | Swiss Re
Significant Concentrations
Percentage of revenues		50.00%
Percentage of cost of revenue		50.00%